Annual Operating Expenses - FidelityIntermediateLong-TermandShort-TermTreasuryBondIndexFunds-ComboPRO - FidelityIntermediateLong-TermandShort-TermTreasuryBondIndexFunds-ComboPRO - Fidelity Intermediate Treasury Bond Index Fund - Fidelity Intermediate Treasury Bond Index Fund
Apr. 29, 2023
Operating Expenses:
Management fee	0.03%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.03%